Expense Example - Dunham Monthly Distribution Fund	Nov. 10, 2025 USD ($)
Dunham Monthly Distribution Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 826
Expense Example, with Redemption, 3 Years	1,345
Expense Example, with Redemption, 5 Years	1,890
Expense Example, with Redemption, 10 Years	3,368
Dunham Monthly Distribution Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	341
Expense Example, with Redemption, 3 Years	1,039
Expense Example, with Redemption, 5 Years	1,760
Expense Example, with Redemption, 10 Years	3,667
Dunham Monthly Distribution Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	241
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	$ 2,716